TRADE AND OTHER RECEIVABLES - Roll forward for allowance on doubtful accounts (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement in allowance for doubtful accounts
Opening balance	$ 6,697,156	$ 5,265,225
Bad debt expense	2,004,958	4,381,803
Provision application	(1,708,602)	(2,650,520)
Change due to foreign exchange differences	(499,399)	(299,352)
Movement	(203,043)	1,431,931
Ending balance	$ 6,494,113	$ 6,697,156